CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Statement of Cash Flows [Abstract]
Payment of debt discount and issuance costs	$ 8,521	$ 22	$ 9,187